SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses
Allowance for loan losses recorded	$ 0	$ 0	$ 0
Buildings
Allowance for loan losses
Estimated useful life	35 years
Furniture, fixture and equipment
Allowance for loan losses
Estimated useful life	5 years
Motor vehicles
Allowance for loan losses
Estimated useful life	5 years